Document and Entity Information	Oct. 13, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001403528
Document Type	8-K
Document Period End Date	Oct. 13, 2025
Entity Registrant Name	Brookfield Oaktree Holdings, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-35500
Entity Tax Identification Number	26-0174894
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(213)
Local Phone Number	830-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.625% Series A preferred units
Trading Symbol	OAK-PA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.550% Series B preferred units
Trading Symbol	OAK-PB
Security Exchange Name	NYSE